Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash and cash equivalents	$ 57,016	$ 72,284	$ 77,906
Restricted cash included in other assets and liabilities	4,588	2,929	2,574
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 61,604	$ 75,213	$ 80,480	$ 73,709